Significant Accounting Policies - Disclosure of estimated useful life or depreciation rate (Details)	12 Months Ended
Apr. 30, 2022
Mining Equipment [Member]
Significant Accounting Policies [Line Items]
Applicable depreciation rate	30.00%
Office Equipment [Member]
Significant Accounting Policies [Line Items]
Applicable depreciation rate	30.00%
Computer Equipment [Member]
Significant Accounting Policies [Line Items]
Applicable depreciation rate	30.00%
Office improvements [Member]
Significant Accounting Policies [Line Items]
Useful life of property, plant and equipment	2 years